Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Operating expenses:
General and administrative	$ 487,000	$ 419,000	$ 1,737,000	$ 900,000
Research and development	675,000	530,000	1,419,000	1,024,000
Operating loss	(1,162,000)	(949,000)	(3,156,000)	(1,924,000)
Other income (expense):
Interest income		1,000		2,000
Grant income	83,000		83,000
Interest expense	(473,000)	(45,000)	(672,000)	(90,000)
Loss on induced debt conversions			(3,696,000)
Other income (expense)	26,000	(75,000)	189,000	7,000
Total other income (expense)	(364,000)	(119,000)	(4,096,000)	(81,000)
Loss before income tax benefit	(1,526,000)	(1,068,000)	(7,252,000)	(2,005,000)
Income tax benefit	112,000	90,000	264,000	206,000
Net loss	(1,414,000)	(978,000)	(6,988,000)	(1,799,000)
Foreign currency translation adjustment gain (loss)	(22,000)	42,000	(184,000)	(33,000)
Comprehensive loss	$ (1,436,000)	$ (936,000)	$ (7,172,000)	$ (1,832,000)
Basic and diluted net loss per share (in dollars per share)	$ (0.04)	$ (0.03)	$ (0.20)	$ (0.06)
Weighted average shares outstanding – basic and diluted (in shares)	36,623,132	30,126,755	34,412,064	30,058,942